Consolidated Statements of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	¥ 58,727	¥ 120,986	¥ 115,278
Other operating income and gains	5,698	7,202	6,592
Operating expenses
Aircraft fuel	(13,840)	(34,191)	(33,680)
Take-off and landing charges	(9,331)	(16,457)	(14,914)
Depreciation and amortization	(22,255)	(22,080)	(15,313)
Wages, salaries and benefits	(20,827)	(24,152)	(22,134)
Aircraft maintenance	(3,451)	(3,380)	(3,738)
Food and beverages	(1,589)	(3,667)	(3,383)
Low value and short-term lease rentals	(358)	(631)
Aircraft operating lease rentals			(4,306)
Other operating lease rentals			(928)
Selling and marketing expenses	(1,570)	(4,134)	(3,807)
Civil aviation development fund		(1,831)	(2,235)
Ground services and other expenses	(872)	(2,476)	(2,845)
Impairment charges	(184)	(4)	(318)
Impairment losses on financial assets, net	(32)	(16)	(27)
Fair value changes of financial asset at fair value through profit or loss	(26)	25	(27)
Gain on fair value changes of derivative financial instruments			311
Indirect operating expenses	(3,930)	(5,113)	(5,217)
Total operating expenses	(78,265)	(118,107)	(112,561)
Operating (loss)/profit	(13,840)	10,081	9,309
Share of results of associates	(82)	265	170
Share of results of joint ventures	(13)	17	34
Finance income	2,660	96	110
Finance costs	(5,213)	(6,160)	(5,767)
(Loss)/ profit before income tax	(16,488)	4,299	3,856
Income tax credit/(expense)	3,927	(819)	(926)
(Loss)/ profit for the year	(12,561)	3,480	2,930
(Loss)/ profit attributable to:
Equity holders of the Company	(11,836)	3,192	2,698
Non-controlling interests	(725)	288	232
(Loss)/ profit for the year	¥ (12,561)	¥ 3,480	¥ 2,930
(Loss)/ earnings per share attributable to the equity holders of the Company
– Basic and diluted (RMB)	¥ (0.72)	¥ 0.21	¥ 0.19
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Effective portion of changes in fair value of hedging instruments arising during the year	¥ 153	¥ 40	¥ 64
Reclassification adjustments for losses/(gains) included in the consolidated statement of profit or loss	57	(186)	(7)
Income tax effect	(52)	36	(14)
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	158	(110)	43
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Fair value changes of equity investments designated at fair value through other comprehensive income, net of tax	(209)	16	(247)
Share of other comprehensive income of an associate, net of tax	2	7	(24)
Actuarial (losses)/gains on the post-retirement benefit obligations, net of tax	(61)	40	(115)
Net other comprehensive income that will not be reclassified to profit or loss in subsequent periods	(268)	63	(386)
Other comprehensive income for the year, net of tax	(110)	(47)	(343)
Total comprehensive income for the year	(12,671)	3,433	2,587
Total comprehensive income attributable to:
Equity holders of the Company	(11,940)	3,141	2,358
Non-controlling interests	(731)	292	229
Total comprehensive income for the year	¥ (12,671)	¥ 3,433	¥ 2,587